Note 2 - Significant Accounting Policies - Other Fixed Assets, Useful Life (Details)	12 Months Ended
Dec. 31, 2020
Automobiles [Member]
Useful lives (Year)	6 years
Office Equipment [Member]
Useful lives (Year)	5 years
Furniture and Fixtures [Member]
Useful lives (Year)	5 years
Computer Equipment [Member]
Useful lives (Year)	3 years